Key management compensation and related parties - Donations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Other income (expenses), net	R$ (8,455)	R$ (2,543)	R$ 67
ICETI - Instituto Cesumar de Cincia, Tecnologia e Inovao
Disclosure of transactions between related parties [line items]
Other income (expenses), net	R$ (3,063)	R$ (3,340)